Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (529,784)	$ (752,081)	$ (6,369,245)	$ (267,236)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	104,561	29,639	185,565	96,106
(Reversal of) provision for bad debts	(43,816)	27,422	45,953
Provision for inventory reserve	18,502		54,899
Operating lease expense	210,334	229,242	837,425	411,607
Stock-based compensation	92,885	92,885	371,540	371,540
Deferred tax	457	492	1,858	(18,570)
Impairment loss			3,823,770
Changes in assets and liabilities:
Accounts receivable	176,944	(52,174)	(425,961)	(7,731)
Accounts receivable - related parties			(42)	13,618
Other receivables and prepaid expenses	(50,416)	(6,811)	109,439	94,992
Advances to suppliers	49,587	9,416	103,016	1,372
Inventory	(200,787)	(18,875)	150,872	69,738
Accounts payable	42,332	2,564	(71,153)	(27,341)
Accounts payable - related party	(167,209)		140,608
Unearned revenue	192,689	12,940	(24,401)	(122,897)
Taxes payable	(59,279)	593	(137,711)	(57,467)
Payment of lease liabilities	(186,473)	(203,673)	(710,865)	(473,508)
Accrued liabilities and other payables	(123,208)	124,901	289,868	(142,027)
Net cash used in operating activities	(472,681)	(503,520)	(1,624,565)	(57,804)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of subsidiaries			446,381	87,448
Cash disposed at disposal of subsidiary	(3,435)
Purchase of property and equipment	(1,746)		(156,723)	(1,341)
Payment for acquisition of subsidiaries			(3,812,027)	(4,517,620)
Net cash used in investing activities	(5,181)		(3,522,369)	(4,431,513)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from related parties	437,560	504,629	(2,389,593)	1,204,442
Net proceeds from related parties
Repayment of loan from third parties				(368,648)
Capital contribution				4,386,070
Net cash provided by financing activities	437,560	504,629	(2,389,593)	5,221,864
EFFECT OF EXCHANGE RATE CHANGE ON CASH	2,836	46,373	(444,426)	191,617
NET INCREASE (DECREASE) IN CASH & RESTRICTED CASH	(37,466)	47,482	(7,980,953)	924,164
CASH & RESTRICTED CASH, BEGINNING OF PERIOD	619,900	8,600,853	8,600,853	7,676,689
CASH & RESTRICTED CASH, END OF PERIOD	582,434	8,648,335	619,900	8,600,853
Supplemental Cash flow data:
Income tax paid			71,163	404,276
Interest paid
Non-cash investing and financing activities
Capital contribution from forgiveness of related party loan				$ 2,446,238